Commitments and Contingencies	12 Months Ended
Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

Note 13 - COMMITMENTS AND CONTINGENCIES

Risk, Uncertainties, and Contingencies on Discontinued Operation

Prior to June 2018, the Company’s subsidiary AGM Group Ltd. (“AGM Belize”) engaged in Forex Trading Brokerage business. The Company received total deposits of $82,922,858 as customers’ investment funds that were kept in various third-party forex trading platform accounts China and Canada.

In June 2018, the local government of the People’s Republic of China initiated certain policy change that it would no longer support forex-trading related business in China. The policy required various third-party forex trading platform to shut down its business and restricted customers to access the investment funds deposited. As a result, the Company was not able to retrieve the funds held in these platform accounts to return to its former customers.

On September 5, 2018, the Company disposed 90% of AGM Belize for $450,000 to Mr. Zhentao Jiang, a related party who is a director and principal shareholder of the Company. According to the equity transfer agreement, Mr. Zhentao Jiang will assume 90% assets and liabilities of AGM Belize and will be responsible to retrieve the investment funds to return to the Company’s former customers. As of December 31, 2018, Mr. Zhentao Jiang retrieved and returned $2,320,023 in cash to the Company’s former customers directly.

Although the Company may not be responsible for losses caused by the discontinued operation of AGM Belize or responsible to retrieve and return the investment funds to these customers. However, the filing of a claim or commencement of any governmental investigation or proceeding against the Company or any of its affiliates, even if not justified, could create negative publicity and have a material adverse impact on the Company’s operation. Should any of the allegations or claims arise, the Company operation could be adversely affected.

Lease Commitments

On April 15, 2016, the Company entered into a lease agreement with Yu Wang to lease a 187 square-meter office space, located at Room 2112, East Tower, VanPalace, No.1 Jinghua South Street, Chaoyang District, Beijing City, China. The lease starts from April 15, 2016 with a term of one year. According to the agreement, the rent is RMB25,000 (approximately $4,000) per month. On April 15, 2017, April 14, 2018, April 4, 2019 and April 4, 2020, this lease agreement was renewed to extend the term for one-year term with no change in rent charge, respectively.

On November 15, 2016, the Company entered into a lease agreement with Gang Liu to lease a 186 square meters office space, located at Room 2111, East Tower, VanPalace, No.1 Jinghua South Street, Chaoyang District, Beijing City, China. The lease starts from December 5, 2016 with a term of six months ended on June 4, 2017. According to the agreement, the rent is RMB27,500 (approximately $4,000) per month. On May 10, 2017, May 10, 2018 and June 1, 2019, the Company renewed this lease agreement to extend the term for one year with no change in rent, respectively. On September 3, 2020, the Company renewed this lease agreement to extend the term for six months and rent is RMB25,000 (approximately 4,000).

On November 28, 2017, the Company entered into a lease agreement with International Peaceful Interests Ltd. to lease an office space, located at Room 1904, 19/F Jubilee Center, 18 Fenwick St., 46 Gloucester Road, Wanchai, Hong Kong. The lease term is from December 8, 2017 to December 7, 2019. According to the agreement, the rent is HK$48,136 (approximately $6,000) per month. The lease was terminated in May 2019.

In addition, the Company is committed to bearing the expenses of dormitories, which are leased for the Company’s employees.

Rent expenses for the years ended December 31, 2020, 2019 and 2018 were $91,043, $173,259 and $447,363, respectively. The Company has future minimum lease obligations as of December 31, 2020 as follows:

Commitment Amount
Year of 2021	$18,116
Year of 2022	-
Year of 2023	-
Year of 2024	-
Year of 2025	-
Thereafter	-
Less: lease commitments on terminations	-
Total	$18,116